SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
NOTE 36 – SUBSEQUENT EVENTS

On January 15, 2018, there was a partial collapse of the Chirajara bridge located on KM64 Bogotá - Villavicencio, which is under construction, whose causes are still unknown and are the subject of investigation. This infrastructure is part of the concession contract No. 444 of 1994, in which Concesionaria Vial de los Andes S.A ("Coviandes") is the company awarded the contract and, therefore, is the Constructora de Infraestructura Vial S.A.S ("Coninvial") through contract 444-12310 of November 5, 2010, is the construction contractor of the work, of which, the construction of the bridge is part. At the same time, Coninvial advanced the construction of the Chirajara bridge through a design and construction contract with the subcontractor Gisaico S.A.

Corficolombiana S.A. subsidiary of Grupo Aval, is direct and indirect owner (through Estudios, Proyectos e Inversiones de Los Andes S.A.S) of 59.77% of Coviandes. In addition, Estudios y Proyectos del Sol S.A.S ("Episol"), a company 100% owned by Corficolombiana S.A., owns 60.00% of the share capital of Coninvial.

Coviandes hired the services of Modjeski &; Masters, a renowned American consultant expert in forensic studies of cable-stayed bridges, to determine the causes of the event. Once the results of the investigation are known, the implications and costs related to the incident can be determined.

At the General Meeting of Shareholders that took place on March 23, 2018, it was declared a dividend of Ps. 4.00 per month for the preferred and common shares, during period of twelve-month between April, 2018 and March 2019, for a total dividend of Ps. 1,069,489 according to the following:

Net income for period ended December 31, 2017 included in the unconsolidated financial statements of Grupo Aval		2,001,178
Occasional reserve release at the disposal of the General Meeting of Shareholders		5,333,761
Total Income available for disposal of the General Meeting of Shareholders		7,334,939

Cash Dividends		Ps. 48 per share payable in twelve monthly installments of Ps.4.00 per share, from April, 2018 to March, 2019.
Common shares outstanding		15,170,666,914
Preferred shares outstanding		7,110,350,245
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,069,489

To Occasional reserve at the disposal of General Meeting of Shareholders		6,265,450

In a meeting held on March 23 2018, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2017, for consideration of the General Meeting of Shareholders.